Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases, Generally Based on the Following Useful Lives	Sep. 30, 2023	Dec. 31, 2022
Buildings and leasehold improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases, Generally Based on the Following Useful Lives [Line Items]
Estimated Life in Years	5 years	5 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases, Generally Based on the Following Useful Lives [Line Items]
Estimated Life in Years	50 years	50 years
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases, Generally Based on the Following Useful Lives [Line Items]
Estimated Life in Years	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases, Generally Based on the Following Useful Lives [Line Items]
Estimated Life in Years	10 years	10 years
Office equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases, Generally Based on the Following Useful Lives [Line Items]
Estimated Life in Years	3 years	3 years
Office equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Under Capital Leases, Generally Based on the Following Useful Lives [Line Items]
Estimated Life in Years	6 years	6 years